Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (1,297,852)	$ (1,657,877)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	$ 167,161	181,675
Lease obligation interest expense		3,473
Stock-based compensation expense	$ 1,086,430	$ 1,040,585
Loss on disposal of fixed assets	79,628
Amortization of debt issuance cost	139,406	$ 3,958
Amortization of debt discount	932,219
Change in fair value of derivative liabilities	$ (1,640,000)	$ (117,125)
Changes in operating assets and liabilities:
Restricted cash		490,315
Credit card holdback receivable	$ 482,906	(416,495)
Accounts receivable	14,581	164,242
Security deposits	(85,554)	(250,104)
Prepaid expenses and other current assets	(16,120)	22,113
Accounts payable, accrued expenses and other current liabilities	(703,802)	567,579
Deferred rent	88,718	(38,644)
Deferred subscription revenue	(446,213)	125,304
Deferred advertising revenue	(13,427)	(286,573)
Net cash used in operating activities	(1,211,919)	(167,574)
Cash flows from investing activities:
Purchase of property and equipment	(77,283)	$ (3,731)
Proceeds from sale of fixed assets	6,000
Security deposits for property and equipment	$ 56,248
Purchase of non-marketable equity securities		$ (100,000)
Repayment (issuance) to employees of note receivable and accrued interest	$ (2,603)	92,046
Net cash used in investing activities	(17,638)	(11,685)
Cash flows from financing activities:
Payments of capital lease obligations	(63,317)	$ (9,708)
Repayment of promissory notes	(400,000)
Payment of financing costs	(314,249)
Proceeds from issuance of convertible promissory note	3,000,000	$ 400,000
Net cash provided by financing activities	2,222,434	390,292
Net increase in cash and cash equivalents	992,877	211,033
Balance of cash and cash equivalents at beginning of year	1,138,385	927,352
Balance of cash and cash equivalents at end of year	2,131,262	$ 1,138,385
Supplemental disclosure of cash flow information:
Cash paid in interest	$ 316,000
Cash paid in taxes
Non-cash investing and financing activities:
Compound embedded derivative under the Note and Securities Purchase Agreement recorded as derivative liabilities (See Note 6)	$ 1,748,000
Warrants issued under the Advisory Services Agreement as additional consideration for the Note and recorded as derivative liabilities (See Note 6)	342,000
Warrants issued for debt issuance costs		$ 4,750
Common stock issued under the Advisory Services Agreement as additional consideration for the Note	$ 30,000
Equipment acquired under capital lease obligations		$ 218,605